Risk Management (Details) - Schedule of net losses from operational risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	$ 8,366	$ 10,983
Fraud [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	4,703	3,941
Labor related [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	443	461
Client / product related [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	250	653
Damage to fixed assets [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	(2,592)	3,588
Business continuity / Systems [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	1,570	234
Processing [Member]
Risk Management (Details) - Schedule of net losses from operational risks [Line Items]
Total	$ 3,992	$ 2,106